Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0	$ 0
Employee Contract Term Max	9 months
Number of Reportable Segments	1
Original Value [Member] | Containerships [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Vessel [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Containerships [Member] | Service Life [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Depreciation, Depletion and Amortization	$ 3,400,000
Earnings Per Share, Basic and Diluted (in Dollars per share)	$ (0.08)
Containerships [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years